EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 16, 2018	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Postemployment Benefits [Abstract]
Reduction of plan liability	$ 527			$ 100
Amortization period of retirement benefits payable	4 years 6 months			4 years
Benefits modification amortization		$ 6	$ 12